Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

18) Income Taxes

(a) Components of Current and Deferred Tax Expense

All of the income from continuing operations before income taxes was taxable in Norway for the years ended December 31, 2025, 2024 and 2023. Our Norwegian subsidiaries are subject to Norwegian tonnage tax rather than ordinary corporate taxation. Under the tonnage tax regime, tax is payable based on the tonnage of the vessel, not on operating income, and is included within operating expenses. Net financial income and expense remain taxable as ordinary income at the regular corporate income tax rate of 22% and is recorded as an income tax expense. The amount of tonnage tax included in operating expenses for each of the years ended December 31, 2025, 2024 and 2023 was $0.3 million, $0.2 million and $0.2 million respectively. See Note 2(r)—Income Taxes. The activities taxable in the UK relate to KNOT UK and are based on the operating income for the entity.

The significant components of current and deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Current tax benefit (expense)	$(1,151)	$(606)	$4,598
Deferred tax benefit (expense)	(12)	(25)	(3)
Income tax benefit (expense)	$(1,163)	$(631)	$4,595

(b) Taxation

Income taxes attributable to income from continuing operations was an income tax expense of $1,163,000 for the year ended December 31, 2025, $631,000 for the year ended December 31, 2024 and an income tax benefit of $4,595,000 for the year ended December 31, 2023. These differed from the amounts computed by applying the tax rates in Norway (22% of the tonnage tax) and the UK (19% until April 2023 and 25% thereafter, each as applied to pretax net income) for the years ended December 31, 2025, 2024 and 2023 respectively, as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Income (loss) before income taxes	$24,422	$14,696	$(38,923)

A reconciliation between the effective tax rate and the product of the accounting profit multiplied by the UK domestic tax rate for the year ended December 31, 2025, 2024 and 2023 is as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit (expense) in UK	$(6,105)	25%	$(3,674)	25%	$9,731	25%
Nontaxable and nondeductible items related to the Norwegian tonnage tax regime	4,942	(20)	3,043	(22)	(5,136)	(13)
Effective tax rate	$(1,163)	5%	$(631)	5%	$4,595	12%

(c) Components of Deferred Tax Assets and Liabilities

The tax effects, relating to the Norwegian tonnage tax regime, of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2025	2024
Deferred tax assets:
Financial loss carry forwards for tonnage tax	$19,862	$19,341
Valuation allowance	(17,200)	(16,015)
Deferred tax liabilities:
Entrance tax	(82)	(91)
Total net deferred tax assets (liabilities)	$2,580	$3,235

The net deferred tax assets (liabilities) is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2025	2024
Non-current deferred tax assets	$2,662	$3,326
Non-current deferred tax liabilities	(82)	(91)
Total net deferred tax assets (liabilities)	$2,580	$3,235

Changes in the net deferred tax assets (liabilities) at December 31, 2025 and 2024 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2025	2024
Total net deferred tax assets (liabilities) at January 1,	$3,235	$4,231
Change in temporary differences	(644)	(1,009)
Translation differences	(11)	13
Total net deferred tax assets (liabilities) at December 31,	$2,580	$3,235

The Partnership records a valuation allowance for deferred tax assets when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The valuation allowances were $17.2 million and $16.0 million as of December 31, 2025 and 2024, respectively. The valuation allowances relate to the financial loss carry forwards and other deferred tax assets for tonnage tax that, in the judgment of the Partnership, are more-likely-than not to be realized reflecting the Partnership’s cumulative loss position for tonnage tax. In assessing the realizability of deferred tax assets, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available. In September 2023, KNOT Shuttle Tankers 12 AS and KNOT Shuttle Tankers AS were merged. After the merger, the financial loss carry forwards in KNOT Shuttle Tankers 12 AS were transferred to the acquiring entity, KNOT Shuttle Tankers AS. KNOT Shuttle Tankers AS has taxable income, and the Partnership has determined it is more likely than not that some of the benefit from the deferred tax assets would be realized based on the weight of available evidence. As of December 31, 2025, the Partnership has determined that $2.6 million of the deferred tax assets are more likely than not to be realized.

After the reorganization of the Partnership’s predecessor’s activities into the new group structure in February 2013, all profit from continuing operations in Norway is taxable within the tonnage tax regime. The consequence of the reorganization is a one-time entrance tax into the Norwegian tonnage tax regime due to the Partnership’s acquisition of the shares in the subsidiary that owns the Fortaleza Knutsen and the Recife Knutsen. The total amount of the entrance tax was estimated to be approximately $3.0 million, which was recognized in the three months ended March 31, 2013. At September 30, 2017 the Partnership acquired the shares in the subsidiary that owns the Lena Knutsen, and recognized an additional entrance tax of $0.1 million. The entrance tax on this gain is payable over several years and is calculated by multiplying the Norwegian tax rate by the declining balance of the gain, which will decline by 20% each year. As of December 31, 2024, the entrance tax had declined to approximately $0.11 million due to paid entrance tax and translation effects. At December 31, 2025 the entrance tax had declined to approximately $0.10 million due to paid entrance tax, change in tax rate and translation effects. The taxes payable are calculated based on the Norwegian corporate tax rate of 22% for 2025 and 2024, and the deferred tax liabilities are also calculated based on a tax rate of 22% effective for 2025 and 2024. Income tax expense within the UK of $51,458 and $37,000 for 2025 and 2024, respectively, was calculated by multiplying the tax basis with the UK tax rate of 25% and 25% in 2025 and 2024, respectively.

As of December 31, 2025, the total income taxes payable are estimated to be $0.05 million and consist primarily of net financial income and expense taxable in Norway at the normal corporate income tax rate, payable Norwegian entrance tax and ordinary UK corporation tax. As of December 31, 2024, the total income taxes payable are estimated to be $0.06 million and consist primarily of net financial income and expense taxable in Norway at the normal corporate income tax rate, payable Norwegian entrance tax and ordinary UK corporation tax.

The tax loss carry forward from ordinary taxation and financial loss carry forwards for tonnage tax have no expiration dates.

The Partnership’s Norwegian income tax returns are subject to examination by Norwegian tax authorities going back ten years. The Partnership had no unrecognized tax benefits as of December 31, 2025 and 2024. During the years ended December 31, 2025 and 2024, the Partnership did not incur any interest or penalties on its tax returns.

On December 14, 2017, the Norwegian government concluded the negotiations with the EFTA Surveillance Authority regarding the Norwegian tonnage tax regime, which has been approved for another ten years, until 2027. Pursuant to the approval, Norway has introduced restrictions that eliminates the ability of companies that own vessels under certain bareboat charters to qualify for the Norwegian tonnage tax regime. Companies that no longer qualify for the Norwegian tonnage tax regime will instead be subject to Norwegian corporate income tax. However, there are no limitations on intra-group bareboat chartering, as well as bareboat charters where crewing services are carried out by a related party. In order to constitute a related party, a minimum of 25% ownership/control is required, according to the “associated enterprise” definition in the ATAD directive (Council Directive EU 2016/1164.) Due to the fact that KNOT has an ownership interest in the Partnership that exceeds 25% as well as an ownership interest of 100% in KNOT Management and KNOT Management Denmark AS which provide services to the Vessels owned by the Partnership which operate on bareboat charters, the Vessels operating on bareboat charters are effectively seen as time charter services to the customer. The services are provided to the charterer. If this related party situation is ended, other alternatives and possibly mitigating measures must be evaluated.